Condensed Consolidated Statements of Operations - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
General and administrative		$ 20	$ 1,484,290	$ 2,837,151
Franchise tax expense			50,000	119,400
Loss from operations			(1,534,290)	(2,956,551)
Other Income (Expense):
Offering costs allocated to derivative liabilities			0	(750,743)
Offering costs on Founder Shares issued to related party			0	(1,249,759)
Interest and dividends earned on marketable securities held in Trust Account			4,440	26,384
Change in fair value of warrant liabilities			8,535,903	9,926,785
Fair Value Adjustment Of Forward Purchase Agreement			1,648,750	1,408,461
Net income (loss)		$ (20)	8,654,803	6,404,577
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net income per share		$ 0.00
Class A Redeemable Common Stock
Other Income (Expense):
Net income (loss)			$ 6,923,842	$ 4,970,883
Weighted average shares outstanding, basic and diluted			34,500,000	29,318,681
Basic and diluted net income per share			$ 0.20	$ 0.17
Class B Non Redeemable Common Stock [Member]
Other Income (Expense):
Weighted average shares outstanding, basic and diluted			8,625,000	8,456,044
Basic and diluted net income per share			$ 0.20	$ 0.17

[1]	This number excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).